HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale [Roll Forward]
Balance, beginning of year	$ 112,516
Balance, end of year	131,577	$ 112,516
Held for sale
Assets Held For Sale [Roll Forward]
Balance, beginning of year	576	10,510
Reclassification to assets held for sale, net	1,798	1,208
Disposals	(525)	(11,110)
Fair value adjustments	(67)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments	47	0
Other	22	(3)
Balance, end of year	$ 1,852	$ 576